Annual Report

August 31, 2000

TEMPLETON GLOBAL
SMALLER COMPANIES FUND, INC.

[FRANKLIN TEMPLETON LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

                            [PHOTO OF TUCKER SCOTT]

                                  TUCKER SCOTT

                            [PHOTO OF SIMON RUDOLPH]

                                  SIMON RUDOLPH

                            [PHOTO OF CYNTHIA SWEETING]

                                CYNTHIA SWEETING


                               Portfolio Managers
                  Templeton Global Smaller Companies Fund, Inc.





WE'RE ON THE WEB  --

Now you can access online information about your Fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for Fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Global Smaller Companies Fund covers the 12 months ended August 31, 2000. During this period, foreign small capitalization value stocks generally provided disappointing returns, failing to achieve the incredible heights reached by U.S. growth stocks. The strength of the U.S. dollar relative to most foreign currencies contributed to this weakness, and the advent of a single European currency exacerbated this effect. Because European portfolio managers are now able to invest in any Euroland country without incurring currency risk, many investors appear to have switched from stocks of smaller domestic companies to those of larger capitalization European firms. However, we believe this reallocation was largely completed by the end of 1999, and that small

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.


CONTENTS

Shareholder Letter ......................................................   1

Performance Summary .....................................................   7

Financial Highlights & Statement of Investments .........................  12

Financial Statements ....................................................  22

Notes to Financial Statements ...........................................  25

Report of Independent Accountants .......................................  29

Tax Designation .........................................................  30

                                [PYRAMID GRAPH]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/00
                                  [PIE CHART]

                                European Stocks
                                35.6%

                                North American
                                Stocks 23.6%

                                Asian Stocks 19.7%

                                Latin American
                                Stocks 4.5%

                                Australian &
                                New Zealand Stocks
                                1.5%

                                Short-Term
                                Investments &
                                Other Net Assets
                                15.5%


cap stocks are now undervalued relative to large cap stocks. For example, global stocks with market capitalizations under $2 billion traded at a weighted average price-to-earnings (P/E) ratio of 24.9, while stocks over $2 billion traded at a weighted average P/E ratio of 32.0 on August 31, 2000.

Value stocks in general performed appreciably worse than growth stocks during the reporting period. During the fiscal year, the Morgan Stanley Capital International (MSCI) World Value Index increased by 5.3%, less than the 17.6% advance recorded by the MSCI World Growth Index, and at period's end, the "hot" growth sectors of telecommunications, media, and technology accounted for 42% of the world's equity value. However, since March 1, 2000, global value stocks have actually outperformed global growth stocks. The period from March through August was an exceptionally brutal period for many speculative stocks. For example, the Goldman Sachs Technology Industry Internet Index fell 32% from March 1, 2000 through August 31, 2000. Within this environment, Templeton Global Smaller Companies Fund - Class A shares provided a one-year cumulative total return of 7.09%, while the MSCI World Index, the Fund's benchmark, rose 13.46% as shown in the Performance Summary beginning on page 7.(1)



(1.) Sources: MSCI and Goldman Sachs. For each security in the Standard MSCI indexes, two data items are collected: Price/Book Value (P/BV) and market capitalization (MC). The securities within each country are then sorted in ascending order by P/BV, and market caps are summed (starting from the top) until approximately 50% of the market capitalization of the country has been reached. This is where the line is drawn between Value and Growth. All stocks above the line are designated value stocks, all stocks below the line are growth stocks. The stocks on each side of the line are then market-cap weighted to create the Value and Growth indexes for each country.

The Goldman Sachs Technology Industry Internet Index is a capitalization-weighted index of selected Internet companies. The index was developed with a base value of 100 as of April 30, 1996.

The MSCI World Index measures the performance of approximately 1,450 securities listed on the stock exchanges of 22 countries, including the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The average company in the index has a market capitalization of about $3.5 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Although the investment climate described above did not allow us to provide the returns we sought to achieve, we did uncover what we believed to be some promising value opportunities during the year under review. For example, we recently added a position in Stagecoach, a U.K.-based bus and rail company. We purchased this stock when it was trading at just over four times free cash flow, or net income plus depreciation and amortization minus capital spending. In our opinion, free cash flow is one of the purest measures of return and earnings power, and we believe, under favorable circumstances, this company has the potential to grow its free cash flow.

Samsung Corporation is another holding we believe to be undervalued. In our opinion, the sum of the company's parts, including the world's largest copper mine, in addition to its successful construction, trading and Internet interests, represents a solid premium over its $1.4 billion market valuation at the end of August, 2000.

We also found what we consider to be opportunities in Internet companies which fell 80%-90% from their recent highs. Preview Systems is one such example. At the end of the reporting period, this U.S. company had $6.00 per share in net cash on its balance sheet, compared to a stock price of only $8.50 per share -- a market valuation of only $2.50 per share for its ongoing business. The firm is one of two leaders in providing software companies, record companies and movie studios with the necessary tools to securely sell their material over the Internet.

TOP 10 HOLDINGS
8/31/00


  COMPANY                                                            % OF TOTAL
  SECTOR, COUNTRY                                                    NET ASSETS
--------------------------------------------------------------------------------
Li & Fung Ltd.
Textiles & Apparel,
Hong Kong                                                                 2.9%

Giordano International Ltd.
Specialty Retail, Hong Kong                                               2.8%

Draka Holding NV
Machinery, Netherlands                                                    2.2%

Mutual Risk Management Ltd.
Insurance, Bermuda                                                        2.1%

Weir Group PLC
Machinery, United Kingdom                                                 1.7%

Radian Group Inc.
Insurance, U.S.                                                           1.6%

Fletcher Challenge Energy Ltd.
Oil & Gas, New Zealand                                                    1.5%

National Bank of Canada
Banks, Canada                                                             1.4%

VTech Holdings Ltd.
Communications Equipment,
Hong Kong                                                                 1.4%

Hugo Boss AG, pfd.
Textiles & Apparel, Germany                                               1.4%

Looking forward, we are optimistic about long-term prospects for the Fund. We do not expect U.S. stock market indexes to outperform global indexes over the next few years. We also believe we are at the beginning of a period where the extremes evident in the recent markets will begin to converge and return value investing to the forefront. At the end of July, the stocks in our portfolio had average P/E ratios of about 12.6 while the broader market, as measured by the MSCI World Index, sold at a P/E ratio of approximately 29. We anticipate greater earnings growth for our portfolio overall than for the market as a whole, and believe that our ability to purchase these stocks at less than half the market's recent P/E ratio may help to increase the Fund's potential to provide attractive returns. We also expect the recent change in the Fund's definition of "small cap" from $1 billion to $2 billion in market capitalization to more closely track market realities and provide us with added investment opportunities.

Of course, there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 974% in the last 12 years, but has suffered 5 quarterly declines of more than 15% during that time.(2) The short-term price volatility of smaller


(2.) Source: Morgan Stanley Capital International. Based on quarterly percentage price change over 12 years ended June 30, 2000. Market return is measured in U.S. dollar terms and does not include reinvested dividends. The MSCI Mexico Free Index reflects actual buyable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The MSCI Mexico Free Index is a capitalization weighted index, including 34 companies as of 6/30/00.

companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

Sincerely,




/s/ Tucker Scott
------------------------------
Tucker Scott




/s/ Simon Rudolph
------------------------------
Simon Rudolph


/s/ Cynthia Sweeting
------------------------------
Cynthia Sweeting

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.

In April 2000, Tucker Scott and Simon Rudolph assumed primary responsibility for investments in Templeton Global Smaller Companies Fund. Subsequently, in July 2000, Cynthia Sweeting joined the Portfolio Management Team.

TUCKER SCOTT joined the Templeton organization in 1996. He is currently a portfolio manager with responsibility for institutional and retail accounts. Before joining Templeton, Mr. Scott worked for Aeltus Investment Management, where his industry coverage included telecommunication equipment and financial services.

Mr. Scott holds a bachelor of arts degree from the University of Virginia and a master of business administration degree from the Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst (CFA) and a member of the Association for Investment Management and Research (AIMR).

SIMON RUDOLPH joined Templeton Investment Council, Inc. in 1997 as a portfolio manager and research analyst. Mr. Rudolph has been a securities analyst since 1986. Prior to joining Templeton, he was an Executive Director with Morgan Stanley and was responsible for analysis of continental European insurance companies.

Mr. Rudolph holds a bachelor of arts degree in economic history from Durham University, England. He is a Chartered Accountant (ACA) and a member of the Institute of Chartered Accountants of England and Wales.

CYNTHIA SWEETING joined the Nassau office of Templeton Global Advisors Limited in 1997 as a portfolio manager and research analyst. Subsequently, in July 2000, she joined the Fort Lauderdale office of Templeton Investment Council, Inc. as a member of the Fund's portfolio management team. Prior to joining the Templeton organization, Ms. Sweeting was the vice president of investments with McDermott International Investments Co., Inc. in Nassau, Bahamas.

She is a summa cum laude graduate of Georgetown University, where she earned a bachelor of science degree in business administration with a concentration in finance. Ms. Sweeting has served as vice president of the Board of Directors of the International Society of Financial Analysts (ISFA), which recently merged with the Association for Investment Management and Research (AIMR).


-------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------

ONE-YEAR PERFORMANCE
as of 8/31/00


One-year cumulative total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Cumulative Total Return         7.09%
Net Asset Value (NAV)                   $7.30 (8/31/00)                $7.40 (8/31/99)
Change in NAV                          -$0.10
Distributions (9/1/99 - 8/31/00)       Dividend Income                 $0.1716
                                       Short-Term Capital Gain         $0.0031
                                       Long-Term Capital Gain          $0.3891
                                       ----------------------------------------
                                       TOTAL                           $0.5638

CLASS B
One-Year Cumulative Total Return         6.01%
Net Asset Value (NAV)                   $7.20 (8/31/00)                $7.36 (8/31/99)
Change in NAV                          -$0.16
Distributions (9/1/99 - 8/31/00)       Dividend Income                $0.1560
                                       Short-Term Capital Gain        $0.0031
                                       Long-Term Capital Gain         $0.3891
                                       ----------------------------------------
                                       TOTAL                          $0.5482
CLASS C
One-Year Cumulative Total Return         6.15%
Net Asset Value (NAV)                   $7.19 (8/31/00)                 $7.27 (8/31/99)
Change in NAV                          -$0.08
Distributions (9/1/99 - 8/31/00)       Dividend Income                  $0.0869
                                       Short-Term Capital Gain          $0.0031
                                       Long-Term Capital Gain           $0.3891
                                       ----------------------------------------
                                       TOTAL                            $0.4791
ADVISOR CLASS
One-Year Cumulative Total Return         7.34%
Net Asset Value (NAV)                   $7.31 (8/31/00)                 $7.42 (8/31/99)
Change in NAV                          -$0.11
Distributions (9/1/99 - 8/31/00)       Dividend Income                  $0.1982
                                       Short-Term Capital Gain          $0.0031
                                       Long-Term Capital Gain           $0.3891
                                       ----------------------------------------
                                       TOTAL                            $0.5904

CLASS A:

Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C:

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.



Templeton Global Smaller Companies Fund paid distributions derived from long-term capital gains of 38.91 cents ($0.3891) per share in October and December 1999. The Fund hereby designates such distributions as capital gain dividends in accordance with Internal Revenue Code Section 852 (b)(3). Please see standardized SEC performance as of 8/31/00 and Index Comparison, beginning on page 9.

Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
 AS OF 9/30/00

                                                                      INCEPTION
CLASS A                             1-YEAR    5-YEAR     10-YEAR       (6/1/81)
-------------------------------------------------------------------------------
Cumulative Total Return(1)           5.37%     22.54%     175.72%      782.18%
Average Annual Total Return(2)     -0.73%       2.93%      10.02%       11.58%
Value of $10,000 Investment(3)   $  9,927   $ 11,552    $ 25,980    $  83,131

                                                                      INCEPTION
CLASS B                                              1-YEAR           (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            4.41%             5.90%
Average Annual Total Return(2)                        0.55%             1.13%
Value of $10,000 Investment(3)                     $10,055           $10,199

                                                                     INCEPTION
CLASS C                                 1-YEAR          5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               4.58%          17.94%          32.79%
Average Annual Total Return(2)           2.58%           3.15%           5.18%
Value of $10,000 Investment(3)         $10,258        $11,675         $13,145

                                                                      INCEPTION
ADVISOR CLASS(4)                    1-YEAR    5-YEAR      10-YEAR      (6/1/81)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           5.62%      24.33%     179.75%      795.08%
Average Annual Total Return(2)       5.62%       4.45%      10.83%       12.00%
Value of $10,000 Investment(3)   $ 10,562    $ 12,433     $ 27,975    $  89,508


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/1/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/1/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 3.46% and 0.91%.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Average annual total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Templeton Global Smaller Companies Fund, Inc.
Annual Report
August 31, 2000

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph compares the performance of Templeton Global Smaller Companies Fund's Class A shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/1/90 to 8/31/00.

                     [LINE CHART CLASS A(9/1/90 - 8/31/00)


                 TEMPLETON GLOBAL  MSCI WORLD    CPI       TEMPLETON PERFORMANCE         S&P MICROPAL
                SMALLER COMPANIES     INDEX
                  FUND - CLASS A
-------------------------------------------------------------------------------------------------------
09/01/90              $9,425         $10,000   $10,000   MSCI World %     CPI %       MSCI          CPI
                                                                                     World

09/30/90              $8,536          $8,947   $10,084     -10.53%       0.84%      -10.53%       0.84%
10/31/90              $8,346          $9,785   $10,145       9.36%       0.60%        9.36%       0.60%
11/30/90              $8,573          $9,626   $10,167      -1.62%       0.22%       -1.62%       0.22%
12/31/90              $8,830          $9,829   $10,167       2.11%       0.00%        2.11%       0.00%
01/31/91              $9,464         $10,190   $10,228       3.68%       0.60%        3.68%       0.60%
02/28/91             $10,452         $11,136   $10,243       9.27%       0.15%        9.27%       0.15%
03/31/91             $10,968         $10,809   $10,258      -2.93%       0.15%       -2.93%       0.15%
04/30/91             $11,100         $10,896   $10,273       0.80%       0.15%        0.80%       0.15%
05/31/91             $11,542         $11,144   $10,303       2.28%       0.29%        2.28%       0.30%
06/30/91             $11,203         $10,458   $10,334      -6.16%       0.30%       -6.16%       0.29%
07/31/91             $11,719         $10,954   $10,349       4.74%       0.14%        4.74%       0.15%
08/31/91             $11,940         $10,921   $10,379      -0.30%       0.29%       -0.30%       0.29%
09/30/91             $11,911         $11,209   $10,426       2.64%       0.45%        2.64%       0.44%
10/31/91             $11,907         $11,393   $10,441       1.64%       0.14%        1.64%       0.15%
11/30/91             $11,622         $10,898   $10,471      -4.34%       0.29%       -4.34%       0.29%
12/31/91             $12,319         $11,694   $10,479       7.30%       0.08%        7.30%       0.07%
01/31/92             $12,827         $11,479   $10,494      -1.84%       0.14%       -1.83%       0.15%
02/29/92             $13,155         $11,283   $10,532      -1.71%       0.36%       -1.71%       0.36%
03/31/92             $12,745         $10,753   $10,585      -4.69%       0.50%       -4.69%       0.51%
04/30/92             $12,925         $10,905   $10,600       1.41%       0.14%        1.41%       0.14%
05/31/92             $13,319         $11,340   $10,615       3.99%       0.14%        4.00%       0.14%
06/30/92             $13,024         $10,962   $10,653      -3.33%       0.36%       -3.33%       0.36%
07/31/92             $12,876         $10,993   $10,676       0.28%       0.22%        0.27%       0.21%
08/31/92             $12,614         $11,262   $10,706       2.45%       0.28%        2.45%       0.28%
09/30/92             $12,418         $11,161   $10,736      -0.90%       0.28%       -0.90%       0.28%
10/31/92             $12,367         $10,861   $10,774      -2.69%       0.36%       -2.69%       0.35%
11/30/92             $12,448         $11,057   $10,789       1.81%       0.14%        1.81%       0.14%
12/31/92             $12,774         $11,149   $10,783       0.83%      -0.06%        0.83%      -0.07%
01/31/93             $13,315         $11,188   $10,836       0.35%       0.49%        0.35%       0.49%
02/28/93             $13,585         $11,455   $10,874       2.38%       0.35%        2.39%       0.35%
03/31/93             $14,168         $12,122   $10,912       5.82%       0.35%        5.82%       0.35%
04/30/93             $14,355         $12,685   $10,942       4.65%       0.27%        4.65%       0.28%
05/31/93             $14,626         $12,980   $10,957       2.32%       0.14%        2.32%       0.14%
06/30/93             $14,438         $12,872   $10,972      -0.83%       0.14%       -0.82%       0.14%
07/31/93             $14,542         $13,140   $10,972       2.08%       0.00%        2.08%       0.00%
08/31/93             $15,479         $13,745   $11,003       4.60%       0.28%        4.60%       0.28%
09/30/93             $15,541         $13,493   $11,025      -1.83%       0.20%       -1.83%       0.21%
10/31/93             $16,084         $13,867   $11,072       2.77%       0.42%        2.77%       0.41%
11/30/93             $15,979         $13,084   $11,079      -5.64%       0.07%       -5.64%       0.07%
12/31/93             $16,842         $13,727   $11,078       4.91%       0.00%        4.91%       0.00%
01/31/94             $17,749         $14,635   $11,109       6.62%       0.28%        6.61%       0.27%
02/28/94             $17,432         $14,448   $11,148      -1.28%       0.35%       -1.28%       0.34%
03/31/94             $16,821         $13,828   $11,186      -4.29%       0.34%       -4.29%       0.34%
04/30/94             $16,969         $14,257   $11,201       3.11%       0.13%        3.11%       0.14%
05/31/94             $16,906         $14,296   $11,208       0.27%       0.06%        0.27%       0.07%
06/30/94             $16,210         $14,259   $11,246      -0.26%       0.34%       -0.26%       0.34%
07/31/94             $16,737         $14,533   $11,276       1.92%       0.27%        1.92%       0.27%
08/31/94             $17,369         $14,973   $11,322       3.03%       0.41%        3.03%       0.40%
09/30/94             $17,201         $14,582   $11,352      -2.61%       0.26%       -2.61%       0.27%
10/31/94             $17,024         $14,999   $11,361       2.86%       0.07%        2.86%       0.07%
11/30/94             $16,258         $14,352   $11,376      -4.32%       0.13%       -4.32%       0.13%
12/31/94             $16,070         $14,493   $11,376       0.99%       0.00%        0.99%       0.00%
01/31/95             $15,637         $14,279   $11,420      -1.48%       0.39%       -1.48%       0.40%
02/28/95             $15,961         $14,490   $11,466       1.48%       0.40%        1.48%       0.40%
03/31/95             $16,307         $15,191   $11,504       4.84%       0.33%        4.84%       0.33%
04/30/95             $17,021         $15,723   $11,542       3.50%       0.33%        3.50%       0.33%
05/31/95             $17,540         $15,861   $11,565       0.88%       0.20%        0.87%       0.20%
06/30/95             $18,016         $15,859   $11,587      -0.01%       0.20%       -0.01%       0.20%
07/31/95             $18,903         $16,656   $11,587       5.02%       0.00%        5.02%       0.00%
08/31/95             $18,968         $16,287   $11,619      -2.21%       0.27%       -2.21%       0.26%
09/30/95             $19,206         $16,765   $11,640       2.93%       0.19%        2.93%       0.20%
10/31/95             $18,547         $16,504   $11,679      -1.56%       0.33%       -1.56%       0.33%
11/30/95             $18,688         $17,080   $11,670       3.49%      -0.07%        3.49%      -0.07%
12/31/95             $18,906         $17,583   $11,663       2.94%      -0.07%        2.94%      -0.07%
01/31/96             $19,426         $17,903   $11,731       1.82%       0.59%        1.83%       0.59%
02/29/96             $19,996         $18,016   $11,769       0.63%       0.32%        0.63%       0.32%
03/31/96             $20,293         $18,319   $11,830       1.69%       0.52%        1.68%       0.52%
04/30/96             $20,789         $18,753   $11,875       2.37%       0.38%        2.37%       0.39%
05/31/96             $21,185         $18,773   $11,898       0.10%       0.19%        0.10%       0.19%
06/30/96             $21,334         $18,871   $11,906       0.53%       0.06%        0.52%       0.06%
07/31/96             $20,467         $18,208   $11,928      -3.51%       0.19%       -3.52%       0.19%
08/31/96             $21,185         $18,421   $11,951       1.17%       0.19%        1.17%       0.19%
09/30/96             $21,532         $19,146   $11,989       3.93%       0.32%        3.93%       0.32%
10/31/96             $21,841         $19,282   $12,027       0.71%       0.32%        0.72%       0.32%
11/30/96             $22,454         $20,366   $12,050       5.62%       0.19%        5.62%       0.19%
12/31/96             $23,082         $20,044   $12,050      -1.58%       0.00%       -1.58%       0.00%
01/31/97             $23,496         $20,288   $12,088       1.22%       0.31%        1.22%       0.32%
02/28/97             $23,772         $20,525   $12,124       1.17%       0.30%        1.17%       0.31%
03/31/97             $23,634         $20,123   $12,154      -1.96%       0.25%       -1.96%       0.25%
04/30/97             $23,606         $20,784   $12,169       3.29%       0.12%        3.29%       0.12%
05/31/97             $24,711         $22,071   $12,162       6.19%      -0.06%        6.19%      -0.06%
06/30/97             $25,705         $23,175   $12,176       5.00%       0.12%        5.00%       0.12%
07/31/97             $26,395         $24,246   $12,191       4.62%       0.12%        4.62%       0.12%
08/31/97             $26,312         $22,628   $12,214      -6.67%       0.19%       -6.67%       0.19%
09/30/97             $27,389         $23,860   $12,244       5.45%       0.25%        5.45%       0.25%
10/31/97             $25,333         $22,608   $12,275      -5.25%       0.25%       -5.25%       0.25%
11/30/97             $24,752         $23,012   $12,268       1.78%      -0.06%        1.79%      -0.06%
12/31/97             $24,712         $23,296   $12,253       1.23%      -0.12%        1.23%      -0.12%
01/31/98             $23,905         $23,949   $12,275       2.80%       0.18%        2.80%       0.19%
02/28/98             $25,907         $25,573   $12,300       6.78%       0.20%        6.78%       0.19%
03/31/98             $27,162         $26,657   $12,324       4.24%       0.20%        4.24%       0.19%
04/30/98             $27,372         $26,921   $12,346       0.99%       0.18%        0.99%       0.18%
05/31/98             $26,774         $26,588   $12,369      -1.24%       0.18%       -1.24%       0.18%
06/30/98             $25,609         $27,222   $12,383       2.39%       0.12%        2.39%       0.12%
07/31/98             $24,682         $27,182   $12,398      -0.15%       0.12%       -0.15%       0.12%
08/31/98             $20,618         $23,561   $12,413     -13.32%       0.12%      -13.32%       0.12%
09/30/98             $20,409         $23,982   $12,428       1.79%       0.12%        1.79%       0.12%
10/31/98             $20,869         $26,155   $12,458       9.06%       0.24%        9.06%       0.24%
11/30/98             $21,680         $27,715   $12,458       5.96%       0.00%        5.96%       0.00%
12/31/98             $21,898         $29,073   $12,450       4.90%      -0.06%        4.90%      -0.06%
01/31/99             $20,993         $29,714   $12,481       2.20%       0.24%        2.20%       0.24%
02/28/99             $20,276         $28,926   $12,493      -2.65%       0.10%       -2.65%       0.12%
03/31/99             $20,838         $30,135   $12,531       4.18%       0.30%        4.18%       0.30%
04/30/99             $22,803         $31,328   $12,622       3.96%       0.73%        3.96%       0.73%
05/31/99             $22,491         $30,187   $12,622      -3.64%       0.00%       -3.64%       0.00%
06/30/99             $23,115         $31,599   $12,622       4.68%       0.00%        4.68%       0.00%
07/31/99             $23,333         $31,509   $12,655      -0.28%       0.26%       -0.29%       0.30%
08/31/99             $23,083         $31,458   $12,693      -0.16%       0.30%       -0.16%       0.24%
09/30/99             $22,335         $31,157   $12,749      -0.96%       0.44%       -0.96%       0.48%
10/31/99             $22,289         $32,781   $12,774       5.21%       0.20%        5.21%       0.18%
11/30/99             $22,693         $33,706   $12,780       2.82%       0.04%        2.83%       0.06%
12/31/99             $24,111         $36,440   $12,780       8.11%       0.00%        8.11%       0.00%
01/31/00             $23,772         $34,357   $12,815      -5.72%       0.28%       -5.72%       0.24%
02/29/00             $24,517         $34,454   $12,889       0.28%       0.57%        0.28%       0.59%
03/31/00             $25,296         $36,839   $12,992       6.92%       0.81%        6.92%       0.82%
04/30/00             $24,111         $35,286   $13,003      -4.22%       0.08%       -4.22%       0.06%
05/31/00             $23,738         $34,397   $13,013      -2.52%       0.08%       -2.52%       0.06%
06/30/00             $24,720         $35,560   $13,084       3.38%       0.55%        3.38%       0.58%
07/31/00             $24,517         $34,563   $13,112      -2.80%       0.21%       -2.80%       0.17%
08/31/00             $24,720         $35,692   $13,112       3.27%       0.00%        3.27%       0.06%



AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   0.95%

5-Year                                                                   4.19%

10-Year                                                                  9.47%

Since Inception (6/1/81)                                                11.91%


                      [LINE CHART CLASS B (1/1/99-8/31/00)

GRAPHIC MATERIAL (2)

The following line graph compares the performance of Templeton Global Smaller Companies Fund's Class B shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 9/1/99 to 8/31/00.

                TEMPLETON GLOBAL     MSCI WORLD      CPI         TEMPLETON PERFORMANCE            S&P MICROPAL
                SMALLER COMPANIES      INDEX
                 FUND - CLASS B
------------------------------------------------------------------------------------------------------------------
01/01/1999           $10,000          $10,000      $10,000       MSCI World %    CPI %         MSCI World     CPI
01/31/1999           $ 9,573          $10,191      $10,021          1.91%        0.21%          2.20%        0.24%
02/28/1999           $ 9,245          $ 9,921      $10,031         -2.65%        0.10%         -2.65%        0.12%
03/31/1999           $ 9,487          $10,336      $10,062          4.18%        0.30%          4.18%        0.30%
04/30/1999           $10,385          $10,745      $10,135          3.96%        0.73%          3.96%        0.73%
05/31/1999           $10,242          $10,354      $10,135         -3.64%        0.00%         -3.64%        0.00%
06/30/1999           $10,513          $10,838      $10,135          4.68%        0.00%          4.68%        0.00%
07/31/1999           $10,613          $10,807      $10,161         -0.28%        0.26%         -0.29%        0.30%
08/31/1999           $10,484          $10,790      $10,192         -0.16%        0.30%         -0.16%        0.24%
09/30/1999           $10,142          $10,686      $10,237         -0.96%        0.44%         -0.96%        0.48%
10/31/1999           $10,118          $11,243      $10,257          5.21%        0.20%          5.21%        0.18%
11/30/1999           $10,287          $11,561      $10,261          2.82%        0.04%          2.83%        0.06%
12/31/1999           $10,914          $12,498      $10,261          8.11%        0.00%          8.11%        0.00%
01/31/2000           $10,759          $11,784      $10,290         -5.72%        0.28%         -5.72%        0.24%
02/29/2000           $11,084          $11,817      $10,349          0.28%        0.57%          0.28%        0.59%
03/31/2000           $11,423          $12,635      $10,432          6.92%        0.81%          6.92%        0.82%
04/30/2000           $10,883          $12,103      $10,440         -4.22%        0.08%         -4.22%        0.06%
05/31/2000           $10,713          $11,798      $10,448         -2.52%        0.08%         -2.52%        0.06%
06/30/2000           $11,145          $12,197      $10,505          3.38%        0.55%          3.38%        0.58%
07/31/2000           $11,037          $11,855      $10,528         -2.80%        0.21%         -2.80%        0.17%
08/31/2000           $10,714          $12,242      $10,528          3.27%        0.00%          3.27%        0.06%


AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS B
--------------------------------------------------------------------------------
1-Year                                                                    2.10%

Since Inception (1/1/99)                                                  4.23%


Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN
8/31/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                    4.16%

5-Year                                                                    4.38%

Since Inception (5/1/95)                                                  6.22%

                     [LINE CHART CLASS C (5/1/95 - 8/31/00)]

GRAPHIC MATERIAL (3)

The following line graph compares the performance of Templeton Global Smaller Companies Fund's Class C shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 8/31/00.


               TEMPLETON    MSCI         CPI      TEMPLETON PERFORMANCE     S&P MICROPAL
                GLOBAL     WORLD
                SMALLER    INDEX
               COMPANIES
                FUND -
                CLASS C
------------------------------------------------------------------------------------------
05/01/1995      $9,899     $10,000   $10,000        MSCI      CPI %       MSCI       CPI
                                                  World %                 World
05/31/1995      $10,202    $10,088   $10,020        0.88%      0.20%       0.87%    0.20%
06/30/1995      $10,479    $10,086   $10,040       -0.01%      0.20%      -0.01%    0.20%
07/31/1995      $10,982    $10,593   $10,040        5.02%      0.00%       5.02%    0.00%
08/31/1995      $11,020    $10,359   $10,067       -2.21%      0.27%      -2.21%    0.26%
09/30/1995      $11,146    $10,663   $10,086        2.93%      0.19%       2.93%    0.20%
10/31/1995      $10,747    $10,497   $10,119       -1.56%      0.33%      -1.56%    0.33%
11/30/1995      $10,829    $10,863   $10,112        3.49%     -0.07%       3.49%   -0.07%
12/31/1995      $10,936    $11,183   $10,105        2.94%     -0.07%       2.94%   -0.07%
01/31/1996      $11,238    $11,387   $10,164        1.82%      0.59%       1.83%    0.59%
02/29/1996      $11,570    $11,458   $10,197        0.63%      0.32%       0.63%    0.32%
03/31/1996      $11,728    $11,651   $10,250        1.69%      0.52%       1.68%    0.52%
04/30/1996      $12,002    $11,927   $10,289        2.37%      0.38%       2.37%    0.39%
05/31/1996      $12,232    $11,940   $10,309        0.10%      0.19%       0.10%    0.19%
06/30/1996      $12,319    $12,002   $10,316        0.53%      0.06%       0.52%    0.06%
07/31/1996      $11,800    $11,581   $10,335       -3.51%      0.19%      -3.52%    0.19%
08/31/1996      $12,203    $11,716   $10,355        1.17%      0.19%       1.17%    0.19%
09/30/1996      $12,405    $12,177   $10,388        3.93%      0.32%       3.93%    0.32%
10/31/1996      $12,565    $12,264   $10,421        0.71%      0.32%       0.72%    0.32%
11/30/1996      $12,920    $12,953   $10,441        5.62%      0.19%       5.62%    0.19%
12/31/1996      $13,271    $12,748   $10,441       -1.58%      0.00%      -1.58%    0.00%
01/31/1997      $13,510    $12,904   $10,473        1.22%      0.31%       1.22%    0.32%
02/28/1997      $13,654    $13,054   $10,505        1.17%      0.30%       1.17%    0.31%
03/31/1997      $13,558    $12,799   $10,531       -1.96%      0.25%      -1.96%    0.25%
04/30/1997      $13,542    $13,219   $10,544        3.29%      0.12%       3.29%    0.12%
05/31/1997      $14,166    $14,038   $10,537        6.19%     -0.06%       6.19%   -0.06%
06/30/1997      $14,726    $14,739   $10,550        5.00%      0.12%       5.00%    0.12%
07/31/1997      $15,109    $15,421   $10,563        4.62%      0.12%       4.62%    0.12%
08/31/1997      $15,061    $14,392   $10,583       -6.67%      0.19%      -6.67%    0.19%
09/30/1997      $15,669    $15,175   $10,609        5.45%      0.25%       5.45%    0.25%
10/31/1997      $14,471    $14,379   $10,636       -5.25%      0.25%      -5.25%    0.25%
11/30/1997      $14,135    $14,636   $10,629        1.78%     -0.06%       1.79%   -0.06%
12/31/1997      $14,111    $14,816   $10,617        1.23%     -0.12%       1.23%   -0.12%
01/31/1998      $13,629    $15,232   $10,636        2.80%      0.18%       2.80%    0.19%
02/28/1998      $14,766    $16,265   $10,657        6.78%      0.20%       6.78%    0.19%
03/31/1998      $15,455    $16,954   $10,678        4.24%      0.20%       4.24%    0.19%
04/30/1998      $15,558    $17,122   $10,697        0.99%      0.18%       0.99%    0.18%
05/31/1998      $15,197    $16,910   $10,717       -1.24%      0.18%      -1.24%    0.18%
06/30/1998      $14,525    $17,314   $10,730        2.39%      0.12%       2.39%    0.12%
07/31/1998      $13,990    $17,288   $10,742       -0.15%      0.12%      -0.15%    0.12%
08/31/1998      $11,682    $14,985   $10,755      -13.32%      0.12%     -13.32%    0.12%
09/30/1998      $11,561    $15,253   $10,768        1.79%      0.12%       1.79%    0.12%
10/31/1998      $11,819    $16,635   $10,794        9.06%      0.24%       9.06%    0.24%
11/30/1998      $12,284    $17,627   $10,794        5.96%      0.00%       5.96%    0.00%
12/31/1998      $12,391    $18,491   $10,788        4.90%     -0.06%       4.90%   -0.06%
01/31/1999      $11,872    $18,898   $10,814        2.20%      0.24%       2.20%    0.24%
02/28/1999      $11,443    $18,398   $10,825       -2.65%      0.10%      -2.65%    0.12%
03/31/1999      $11,765    $19,167   $10,858        4.18%      0.30%       4.18%    0.30%
04/30/1999      $12,874    $19,925   $10,937        3.96%      0.73%       3.96%    0.73%
05/31/1999      $12,695    $19,199   $10,937       -3.64%      0.00%      -3.64%    0.00%
06/30/1999      $13,017    $20,098   $10,937        4.68%      0.00%       4.68%    0.00%
07/31/1999      $13,142    $20,040   $10,965       -0.28%      0.26%      -0.29%    0.30%
08/31/1999      $12,999    $20,007   $10,998       -0.16%      0.30%      -0.16%    0.24%
09/30/1999      $12,570    $19,816   $11,046       -0.96%      0.44%      -0.96%    0.48%
10/31/1999      $12,549    $20,849   $11,068        5.21%      0.20%       5.21%    0.18%
11/30/1999      $12,759    $21,438   $11,073        2.82%      0.04%       2.83%    0.06%
12/31/1999      $13,529    $23,176   $11,073        8.11%      0.00%       8.11%    0.00%
01/31/2000      $13,357    $21,851   $11,104       -5.72%      0.28%      -5.72%    0.24%
02/29/2000      $13,740    $21,913   $11,167        0.28%      0.57%       0.28%    0.59%
03/31/2000      $14,182    $23,430   $11,257        6.92%      0.81%       6.92%    0.82%
04/30/2000      $13,510    $22,442   $11,266       -4.22%      0.08%      -4.22%    0.06%
05/31/2000      $13,299    $21,877   $11,275       -2.52%      0.08%      -2.52%    0.06%
06/30/2000      $13,836    $22,617   $11,336        3.38%      0.55%       3.38%    0.58%
07/31/2000      $13,721    $21,982   $11,360       -2.80%      0.21%      -2.80%    0.17%
08/31/2000      $13,798    $22,701   $11,360        3.27%      0.00%       3.27%    0.06%


AVERAGE ANNUAL TOTAL RETURN
8/31/00

ADVISOR CLASS***
--------------------------------------------------------------------------------
1-Year                                                                    7.34%

5-Year                                                                    5.72%

10-Year                                                                  10.27%

Since Inception (6/1/81)                                                 12.34%


                 [LINE CHART ADVISOR CLASS (9/1/90 - 8/31/00)]


GRAPHIC MATERIAL (4)

The following line graph compares the performance of Templeton Global Smaller Companies Fund's Advisor Class shares to that of the Lehman Brothers Municipal Bond Index, and to the Consumer Price Index based on a $10,000 investment from 5/1/95 to 8/31/00.

                 TEMPLETON GLOBAL  MSCI WORLD    CPI           TEMPLETON PERFORMANCE          S&P MICROPAL
                SMALLER COMPANIES     INDEX
                  FUND - ADVISOR
                      CLASS
------------------------------------------------------------------------------------------------------------
09/01/1990           $10,000         $10,000   $10,000       MSCI World %     CPI %         MSCI        CPI
                                                                                           World
09/30/1990            $9,057         $ 8,947   $10,084         -10.53%       0.84%       -10.53%        0.84%
10/31/1990            $8,855         $ 9,785   $10,145           9.36%       0.60%         9.36%        0.60%
11/30/1990            $9,096         $ 9,626   $10,167          -1.62%       0.22%        -1.62%        0.22%
12/31/1990            $9,369         $ 9,829   $10,167           2.11%       0.00%         2.11%        0.00%
01/31/1991           $10,041         $10,190   $10,228           3.68%       0.60%         3.68%        0.60%
02/28/1991           $11,090         $11,136   $10,243           9.27%       0.15%         9.27%        0.15%
03/31/1991           $11,638         $10,809   $10,258          -2.93%       0.15%        -2.93%        0.15%
04/30/1991           $11,778         $10,896   $10,273           0.80%       0.15%         0.80%        0.15%
05/31/1991           $12,247         $11,144   $10,303           2.28%       0.29%         2.28%        0.30%
06/30/1991           $11,887         $10,458   $10,334          -6.16%       0.30%        -6.16%        0.29%
07/31/1991           $12,435         $10,954   $10,349           4.74%       0.14%         4.74%        0.15%
08/31/1991           $12,670         $10,921   $10,379          -0.30%       0.29%        -0.30%        0.29%
09/30/1991           $12,638         $11,209   $10,426           2.64%       0.45%         2.64%        0.44%
10/31/1991           $12,635         $11,393   $10,441           1.64%       0.14%         1.64%        0.15%
11/30/1991           $12,333         $10,898   $10,471          -4.34%       0.29%        -4.34%        0.29%
12/31/1991           $13,073         $11,694   $10,479           7.30%       0.08%         7.30%        0.07%
01/31/1992           $13,611         $11,479   $10,494          -1.84%       0.14%        -1.83%        0.15%
02/29/1992           $13,958         $11,283   $10,532          -1.71%       0.36%        -1.71%        0.36%
03/31/1992           $13,524         $10,753   $10,585          -4.69%       0.50%        -4.69%        0.51%
04/30/1992           $13,715         $10,905   $10,600           1.41%       0.14%         1.41%        0.14%
05/31/1992           $14,132         $11,340   $10,615           3.99%       0.14%         4.00%        0.14%
06/30/1992           $13,820         $10,962   $10,653          -3.33%       0.36%        -3.33%        0.36%
07/31/1992           $13,663         $10,993   $10,676           0.28%       0.22%         0.27%        0.21%
08/31/1992           $13,385         $11,262   $10,706           2.45%       0.28%         2.45%        0.28%
09/30/1992           $13,176         $11,161   $10,736          -0.90%       0.28%        -0.90%        0.28%
10/31/1992           $13,122         $10,861   $10,774          -2.69%       0.36%        -2.69%        0.35%
11/30/1992           $13,208         $11,057   $10,789           1.81%       0.14%         1.81%        0.14%
12/31/1992           $13,555         $11,149   $10,783           0.83%      -0.06%         0.83%       -0.07%
01/31/1993           $14,128         $11,188   $10,836           0.35%       0.49%         0.35%        0.49%
02/28/1993           $14,415         $11,455   $10,874           2.38%       0.35%         2.39%        0.35%
03/31/1993           $15,033         $12,122   $10,912           5.82%       0.35%         5.82%        0.35%
04/30/1993           $15,231         $12,685   $10,942           4.65%       0.27%         4.65%        0.28%
05/31/1993           $15,518         $12,980   $10,957           2.32%       0.14%         2.32%        0.14%
06/30/1993           $15,319         $12,872   $10,972          -0.83%       0.14%        -0.82%        0.14%
07/31/1993           $15,430         $13,140   $10,972           2.08%       0.00%         2.08%        0.00%
08/31/1993           $16,423         $13,745   $11,003           4.60%       0.28%         4.60%        0.28%
09/30/1993           $16,489         $13,493   $11,025          -1.83%       0.20%        -1.83%        0.21%
10/31/1993           $17,064         $13,867   $11,072           2.77%       0.42%         2.77%        0.41%
11/30/1993           $16,953         $13,084   $11,079          -5.64%       0.07%        -5.64%        0.07%
12/31/1993           $17,871         $13,727   $11,078           4.91%       0.00%         4.91%        0.00%
01/31/1994           $18,832         $14,635   $11,109           6.62%       0.28%         6.61%        0.27%
02/28/1994           $18,497         $14,448   $11,148          -1.28%       0.35%        -1.28%        0.34%
03/31/1994           $17,848         $13,828   $11,186          -4.29%       0.34%        -4.29%        0.34%
04/30/1994           $18,005         $14,257   $11,201           3.11%       0.13%         3.11%        0.14%
05/31/1994           $17,938         $14,296   $11,208           0.27%       0.06%         0.27%        0.07%
06/30/1994           $17,201         $14,259   $11,246          -0.26%       0.34%        -0.26%        0.34%
07/31/1994           $17,760         $14,533   $11,276           1.92%       0.27%         1.92%        0.27%
08/31/1994           $18,431         $14,973   $11,322           3.03%       0.41%         3.03%        0.40%
09/30/1994           $18,252         $14,582   $11,352          -2.61%       0.26%        -2.61%        0.27%
10/31/1994           $18,064         $14,999   $11,361           2.86%       0.07%         2.86%        0.07%
11/30/1994           $17,251         $14,352   $11,376          -4.32%       0.13%        -4.32%        0.13%
12/31/1994           $17,051         $14,493   $11,376           0.99%       0.00%         0.99%        0.00%
01/31/1995           $16,593         $14,279   $11,420          -1.48%       0.39%        -1.48%        0.40%
02/28/1995           $16,936         $14,490   $11,466           1.48%       0.40%         1.48%        0.40%
03/31/1995           $17,304         $15,191   $11,504           4.84%       0.33%         4.84%        0.33%
04/30/1995           $18,062         $15,723   $11,542           3.50%       0.33%         3.50%        0.33%
05/31/1995           $18,612         $15,861   $11,565           0.88%       0.20%         0.87%        0.20%
06/30/1995           $19,117         $15,859   $11,587          -0.01%       0.20%        -0.01%        0.20%
07/31/1995           $20,057         $16,656   $11,587           5.02%       0.00%         5.02%        0.00%
08/31/1995           $20,126         $16,287   $11,619          -2.21%       0.27%        -2.21%        0.26%
09/30/1995           $20,377         $16,765   $11,640           2.93%       0.19%         2.93%        0.20%
10/31/1995           $19,678         $16,504   $11,679          -1.56%       0.33%        -1.56%        0.33%
11/30/1995           $19,828         $17,080   $11,670           3.49%      -0.07%         3.49%       -0.07%
12/31/1995           $20,060         $17,583   $11,663           2.94%      -0.07%         2.94%       -0.07%
01/31/1996           $20,611         $17,903   $11,731           1.82%       0.59%         1.83%        0.59%
02/29/1996           $21,215         $18,016   $11,769           0.63%       0.32%         0.63%        0.32%
03/31/1996           $21,531         $18,319   $11,830           1.69%       0.52%         1.68%        0.52%
04/30/1996           $22,057         $18,753   $11,875           2.37%       0.38%         2.37%        0.39%
05/31/1996           $22,478         $18,773   $11,898           0.10%       0.19%         0.10%        0.19%
06/30/1996           $22,635         $18,871   $11,906           0.53%       0.06%         0.52%        0.06%
07/31/1996           $21,714         $18,208   $11,928          -3.51%       0.19%        -3.52%        0.19%
08/31/1996           $22,476         $18,421   $11,951           1.17%       0.19%         1.17%        0.19%
09/30/1996           $22,845         $19,146   $11,989           3.93%       0.32%         3.93%        0.32%
10/31/1996           $23,174         $19,282   $12,027           0.71%       0.32%         0.72%        0.32%
11/30/1996           $23,823         $20,366   $12,050           5.62%       0.19%         5.62%        0.19%
12/31/1996           $24,487         $20,044   $12,050          -1.58%       0.00%        -1.58%        0.00%
01/31/1997           $25,046         $20,288   $12,088           1.22%       0.31%         1.22%        0.32%
02/28/1997           $25,311         $20,525   $12,124           1.17%       0.30%         1.17%        0.31%
03/31/1997           $25,195         $20,123   $12,154          -1.96%       0.25%        -1.96%        0.25%
04/30/1997           $25,164         $20,784   $12,169           3.29%       0.12%         3.29%        0.12%
05/31/1997           $26,370         $22,071   $12,162           6.19%      -0.06%         6.19%       -0.06%
06/30/1997           $27,398         $23,175   $12,176           5.00%       0.12%         5.00%        0.12%
07/31/1997           $28,163         $24,246   $12,191           4.62%       0.12%         4.62%        0.12%
08/31/1997           $28,075         $22,628   $12,214          -6.67%       0.19%        -6.67%        0.19%
09/30/1997           $29,252         $23,860   $12,244           5.45%       0.25%         5.45%        0.25%
10/31/1997           $27,075         $22,608   $12,275          -5.25%       0.25%        -5.25%        0.25%
11/30/1997           $26,455         $23,012   $12,268           1.78%      -0.06%         1.79%       -0.06%
12/31/1997           $26,405         $23,296   $12,253           1.23%      -0.12%         1.23%       -0.12%
01/31/1998           $25,544         $23,949   $12,275           2.80%       0.18%         2.80%        0.19%
02/28/1998           $27,713         $25,573   $12,300           6.78%       0.20%         6.78%        0.19%
03/31/1998           $29,021         $26,657   $12,324           4.24%       0.20%         4.24%        0.19%
04/30/1998           $29,276         $26,921   $12,346           0.99%       0.18%         0.99%        0.18%
05/31/1998           $28,638         $26,588   $12,369          -1.24%       0.18%        -1.24%        0.18%
06/30/1998           $27,395         $27,222   $12,383           2.39%       0.12%         2.39%        0.12%
07/31/1998           $26,374         $27,182   $12,398          -0.15%       0.12%        -0.15%        0.12%
08/31/1998           $22,038         $23,561   $12,413         -13.32%       0.12%       -13.32%        0.12%
09/30/1998           $21,846         $23,982   $12,428           1.79%       0.12%         1.79%        0.12%
10/31/1998           $22,353         $26,155   $12,458           9.06%       0.24%         9.06%        0.24%
11/30/1998           $23,220         $27,715   $12,458           5.96%       0.00%         5.96%        0.00%
12/31/1998           $23,455         $29,073   $12,450           4.90%      -0.06%         4.90%       -0.06%
01/31/1999           $22,486         $29,714   $12,481           2.20%       0.24%         2.20%        0.24%
02/28/1999           $21,719         $28,926   $12,493          -2.65%       0.10%        -2.65%        0.12%
03/31/1999           $22,319         $30,135   $12,531           4.18%       0.30%         4.18%        0.30%
04/30/1999           $24,421         $31,328   $12,622           3.96%       0.73%         3.96%        0.73%
05/31/1999           $24,121         $30,187   $12,622          -3.64%       0.00%        -3.64%        0.00%
06/30/1999           $24,789         $31,599   $12,622           4.68%       0.00%         4.68%        0.00%
07/31/1999           $25,022         $31,509   $12,655          -0.28%       0.26%        -0.29%        0.30%
08/31/1999           $24,754         $31,458   $12,693          -0.16%       0.30%        -0.16%        0.24%
09/30/1999           $23,987         $31,157   $12,749          -0.96%       0.44%        -0.96%        0.48%
10/31/1999           $23,941         $32,781   $12,774           5.21%       0.20%         5.21%        0.18%
11/30/1999           $24,374         $33,706   $12,780           2.82%       0.04%         2.83%        0.06%
12/31/1999           $25,881         $36,440   $12,780           8.11%       0.00%         8.11%        0.00%
01/31/2000           $25,555         $34,357   $12,815          -5.72%       0.28%        -5.72%        0.24%
02/29/2000           $26,319         $34,454   $12,889           0.28%       0.57%         0.28%        0.59%
03/31/2000           $27,190         $36,839   $12,992           6.92%       0.81%         6.92%        0.82%
04/30/2000           $25,917         $35,286   $13,003          -4.22%       0.08%        -4.22%        0.06%
05/31/2000           $25,555         $34,397   $13,013          -2.52%       0.08%        -2.52%        0.06%
06/30/2000           $26,572         $35,560   $13,084           3.38%       0.55%         3.38%        0.58%
07/31/2000           $26,391         $34,563   $13,112          -2.80%       0.21%        -2.80%        0.17%
08/31/2000           $26,572         $35,692   $13,112           3.27%       0.00%         3.27%        0.06%


*Source: Standard and Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/00). The Consumer Price Index is a commonly used measure of inflation.

***Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.


CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would be worth more than $87,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), reflecting the current, maximum sales charge and applicable fees and expenses, with income dividends and capital gains reinvested as shown through August 31, 2000.*

GRAPHIC MATERIAL (5)

This logarithmic mountain chart shows the value of a $10,000 investment in Templeton Global Smaller Companies Fund, from inception on June 1, 1981, through August 31, 2000.*

$87,318
Total value of investment 8/31/00

$10,000
Cost of investment 6/1/81

Initial net asset value
$9,425


               PRINCIPAL   PRINCIPAL     TOTAL         CPI      PRINCIPAL      INCOME         CAPITAL       PERIOD      CPI
             + DIVIDENDS  + CAP GAINS    VALUE                                                 GAIN
-----------------------------------------------------------------------------------------------------------------------------
06/01/1981     $ 9,423      $ 9,423      $ 9,423      $10,000      $ 9,423      $     0         $     0
12/31/1981     $ 9,352      $ 9,155      $ 9,356      $10,468      $ 9,151      $   201         $     4            81    4.68%
12/31/1982     $12,214      $12,014      $12,720      $10,869      $11,508      $   706         $   506            82    3.83%
12/31/1983     $15,332      $16,408      $17,674      $11,281      $14,066      $ 1,266         $ 2,342            83    3.79%
12/31/1984     $14,603      $16,158      $17,746      $11,726      $13,015      $ 1,588         $ 3,143            84    3.95%
12/31/1985     $17,722      $20,781      $23,186      $12,172      $15,317      $ 2,405         $ 5,464            85    3.80%
12/31/1986     $20,149      $24,221      $27,562      $12,306      $16,808      $ 3,341         $ 7,413            86    1.10%
12/31/1987     $16,905      $20,912      $24,362      $12,851      $13,455      $ 3,450         $ 7,457            87    4.43%
12/31/1988     $19,693      $26,700      $31,381      $13,419      $15,012      $ 4,681         $11,688            88    4.42%
12/31/1989     $22,533      $30,945      $36,984      $14,043      $16,494      $ 6,039         $14,451            89    4.65%
12/31/1990     $17,661      $25,865      $31,190      $14,901      $12,336      $ 5,325         $13,529            90    6.11%
12/31/1991     $22,989      $36,012      $43,515      $15,357      $15,486      $ 7,503         $20,526            91    3.06%
12/31/1992     $19,720      $38,044      $45,120      $15,802      $12,644      $ 7,076         $25,400            92    2.90%
12/31/1993     $26,204      $49,740      $59,490      $16,237      $16,454      $ 9,750         $33,286            93    2.75%
12/31/1994     $25,125      $46,936      $56,761      $16,671      $15,300      $ 9,825         $31,636            94    2.67%
12/31/1995     $26,728      $55,765      $66,780      $17,094      $15,713      $11,015         $40,052            95    2.54%
12/31/1996     $30,417      $68,327      $81,529      $17,662      $17,215      $13,202         $51,112            96    3.32%
12/31/1997     $31,228      $73,092      $87,289      $17,962      $17,031      $14,197         $56,061            97    1.70%
12/31/1998     $27,764      $64,042      $77,349      $18,251      $14,457      $13,307         $49,585            98    1.61%
12/31/1999     $30,204      $69,624      $85,165      $18,740      $14,663      $15,541         $54,961            99    2.68%
08/31/2000     $30,967      $71,384      $87,318      $19,229      $15,033      $15,934         $56,351    08/31/2000    2.61%


*Cumulative total return represents the change in value of an investment over the indicated period. All cumulative total return figures on this chart have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.



Past performance does not guarantee future results.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                                                                 CLASS A
                                                --------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------
                                                   2000            1999            1998            1997            1996
                                                --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  year)
Net asset value, beginning of year..........         $7.40           $6.90           $9.53           $8.55           $8.77
                                                --------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................           .11             .13             .16             .13             .16
 Net realized and unrealized gains
   (losses).................................           .35             .66           (2.07)           1.77             .72
                                                --------------------------------------------------------------------------
Total from investment operations............           .46             .79           (1.91)           1.90             .88
                                                --------------------------------------------------------------------------
Less distributions from:
 Net investment income......................          (.17)           (.11)           (.13)           (.13)           (.12)
 Net realized gains.........................          (.39)           (.18)           (.59)           (.79)           (.98)
                                                --------------------------------------------------------------------------
Total distributions.........................          (.56)           (.29)           (.72)           (.92)          (1.10)
                                                --------------------------------------------------------------------------
Net asset value, end of year................         $7.30           $7.40           $6.90           $9.53           $8.55
                                                ==========================================================================
Total Return*...............................         7.09%          11.96%        (21.64)%          24.20%          11.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............      $952,784      $1,059,988      $1,275,313      $1,881,547      $1,544,214
Ratios to average net assets:
 Expenses...................................         1.37%           1.39%           1.27%           1.30%           1.27%
 Net investment income......................         1.60%           1.90%           1.69%           1.43%           1.93%
Portfolio turnover rate.....................        27.19%          14.04%          23.52%          25.60%          32.71%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
 12

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                              CLASS B
                                                                -----------------------------------
                                                                  YEAR ENDED         PERIOD ENDED
                                                                AUGUST 31, 2000    AUGUST 31, 1999+
                                                                -----------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................         $7.36                $7.02
                                                                -----------------------------------
Income from investment operations:
 Net investment income......................................           .07                  .07
 Net realized and unrealized gains..........................           .32                  .27
                                                                -----------------------------------
Total from investment operations............................           .39                  .34
                                                                -----------------------------------
Less distributions from:
 Net investment income......................................          (.16)                  --
 Net realized gains.........................................          (.39)                  --
                                                                -----------------------------------
Total distributions.........................................          (.55)                  --
                                                                -----------------------------------
Net asset value, end of year................................         $7.20                $7.36
                                                                ===================================
Total Return*...............................................         6.01%                4.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................          $519                 $220
Ratios to average net assets:
 Expenses...................................................         2.11%                2.21%**
 Net investment income......................................          .98%                1.38%**
Portfolio turnover rate.....................................        27.19%               14.04%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                     CLASS C
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------------
                                                           2000          1999          1998          1997          1996
                                                          --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year....................      $7.27         $6.78         $9.42         $8.47        $8.75
                                                          --------------------------------------------------------------
Income from investment operations:
 Net investment income................................        .05           .08           .08           .07          .13
 Net realized and unrealized gains (losses)...........        .35           .65         (2.05)         1.75          .67
                                                          --------------------------------------------------------------
Total from investment operations......................        .40           .73         (1.97)         1.82          .80
                                                          --------------------------------------------------------------
Less distributions from:
 Net investment income................................       (.09)         (.06)         (.08)         (.08)        (.10)
 Net realized gains...................................       (.39)         (.18)         (.59)         (.79)        (.98)
                                                          --------------------------------------------------------------
Total distributions...................................       (.48)         (.24)         (.67)         (.87)       (1.08)
                                                          --------------------------------------------------------------
Net asset value, end of year..........................      $7.19         $7.27         $6.78         $9.42        $8.47
                                                          ==============================================================
Total Return*.........................................      6.15%        11.28%       (22.44)%       23.42%       10.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).......................    $20,729       $29,523       $38,287       $43,071      $15,483
Ratios to average net assets:
 Expenses.............................................      2.11%         2.13%         2.03%         2.05%        2.07%
 Net investment income................................       .79%         1.11%          .96%          .75%        1.23%
Portfolio turnover rate...............................     27.19%        14.04%        23.52%        25.60%       32.71%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.
 14

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                 ADVISOR CLASS
                                                                -----------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                                -----------------------------------------------
                                                                 2000          1999          1998        1997+
                                                                 ---------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $7.42         $6.91         $9.55       $8.33
                                                                -----------------------------------------------
Income from investment operations:
 Net investment income......................................        .14           .16           .16         .10
 Net realized and unrealized gains (losses).................        .34           .65         (2.06)       1.12
                                                                -----------------------------------------------
Total from investment operations............................        .48           .81         (1.90)       1.22
                                                                -----------------------------------------------
Less distributions from:
 Net investment income......................................       (.20)         (.12)         (.15)         --
 Net realized gains.........................................       (.39)         (.18)         (.59)         --
                                                                -----------------------------------------------
Total distributions.........................................       (.59)         (.30)         (.74)         --
                                                                -----------------------------------------------
Net asset value, end of year................................      $7.31         $7.42         $6.91       $9.55
                                                                ===============================================
Total Return*...............................................      7.34%        12.33%      (21.51)%      14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $10,234        $6,236        $7,185      $7,895
Ratios to average net assets:
 Expenses...................................................      1.12%         1.14%         1.03%       1.05%**
 Net investment income......................................      1.93%         2.26%         1.97%       2.18%**
Portfolio turnover rate.....................................     27.19%        14.04%        23.52%      25.60%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.
                       See Notes to Financial Statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 82.3%
AIR FREIGHT & COURIERS .5%
Airborne Freight Corp. .....................................        United States             312,000     $  4,660,500
                                                                                                          ------------
AUTO COMPONENTS 1.8%
Grupo Industrial Saltillo SA, B.............................            Mexico              2,371,350        4,167,991
Laird Group PLC.............................................        United Kingdom          2,900,000       10,759,337
*Weifu Fuel Injection Co. Ltd., B...........................            China               5,555,065        2,272,083
                                                                                                          ------------
                                                                                                            17,199,411
                                                                                                          ------------
BANKS 3.9%
Banco de Andalucia SA.......................................            Spain                 377,335        9,393,119
Erste Bank der Oester Sparkassen AG.........................           Austria                163,250        7,271,359
National Bank of Canada.....................................            Canada                893,200       14,143,166
Union Bank of Norway........................................            Norway                314,000        7,785,639
                                                                                                          ------------
                                                                                                            38,593,283
                                                                                                          ------------
BEVERAGES 1.3%
Grupo Continental SA........................................            Mexico              6,517,000        8,282,972
PanAmerican Beverages Inc., A...............................            Mexico                234,400        4,351,050
                                                                                                          ------------
                                                                                                            12,634,022
                                                                                                          ------------
BUILDING PRODUCTS .5%
Hepworth PLC................................................        United Kingdom          1,680,600        5,098,210
                                                                                                          ------------
CHEMICALS 3.5%
Energia e Industrias Aragonesas Eia SA......................            Spain               1,641,000        7,119,559
Gurit Heberlein AG, Br. ....................................         Switzerland               20,000       13,795,874
McBride PLC.................................................        United Kingdom          3,800,000        4,063,669
Omnova Solutions Inc. ......................................        United States             641,000        3,846,000
Schuttersveld NV............................................         Netherlands              217,194        3,128,150
*Ucar International Inc. ...................................        United States             200,000        2,725,000
                                                                                                          ------------
                                                                                                            34,678,252
                                                                                                          ------------
COMMERCIAL SERVICES & SUPPLIES 2.4%
Arcadis NV..................................................         Netherlands              493,865        3,819,902
Galileo International Inc. .................................        United States             400,000        7,450,000
Observer AB, A..............................................            Sweden                225,400        3,009,633
Observer AB, B..............................................            Sweden                480,400        6,465,406
Samas-Groep NV..............................................         Netherlands              214,385        2,906,625
                                                                                                          ------------
                                                                                                            23,651,566
                                                                                                          ------------
COMMUNICATIONS EQUIPMENT 2.5%
+*Latitude Communications Inc. .............................        United States           1,180,600       10,588,506
VTech Holdings Ltd. ........................................          Hong Kong             4,533,000       14,123,306
                                                                                                          ------------
                                                                                                            24,711,812
                                                                                                          ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMPUTERS & PERIPHERALS .6%
*Quantum Corp-DSSG..........................................        United States             410,000     $  5,560,625
                                                                                                          ------------
CONSTRUCTION & ENGINEERING 2.7%
+Fives-Lille Cie De.........................................            France                133,133        9,397,902
Hollandsche Beton Groep NV..................................         Netherlands              850,920        8,737,665
Okumura Corp. ..............................................            Japan               2,047,000        6,814,375
Wai Kee Holdings Ltd. ......................................          Hong Kong            17,848,000        1,350,162
                                                                                                          ------------
                                                                                                            26,300,104
                                                                                                          ------------
CONSTRUCTION MATERIALS 1.3%
Gujarat Ambuja Cements Ltd. ................................            India               2,070,277        8,856,461
Gujarat Ambuja Cements Ltd., GDR, 144A......................            India                  82,600          382,025
*Siam City Cement Public Co. Ltd., fgn. ....................           Thailand             1,184,600        3,738,554
                                                                                                          ------------
                                                                                                            12,977,040
                                                                                                          ------------
DISTRIBUTORS .1%
*Daisytek International Corp................................        United States             150,000        1,031,250
Scribona AB, B..............................................            Sweden                134,100          319,742
                                                                                                          ------------
                                                                                                             1,350,992
                                                                                                          ------------
DIVERSIFIED FINANCIALS 1.7%
Athlon Groep NV.............................................         Netherlands              146,920        2,031,122
BPI Sociedad de Gestora de Participacoes Socias SA..........           Portugal             1,506,150        5,356,152
ICICI Ltd., ADR.............................................            India                 667,000        9,421,375
                                                                                                          ------------
                                                                                                            16,808,649
                                                                                                          ------------
ELECTRIC UTILITIES 1.2%
Guangdong Electric Power Development Co. Ltd., B............            China              14,689,967       11,941,378
                                                                                                          ------------
ELECTRICAL EQUIPMENT .9%
Twentsche Kabel Holdings NV.................................         Netherlands              264,775        9,274,658
                                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
Varitronix International Ltd. ..............................          Hong Kong             4,700,000        9,792,545
                                                                                                          ------------
FOOD PRODUCTS 2.2%
Devro PLC...................................................        United Kingdom          2,270,000        2,212,830
Geest PLC...................................................        United Kingdom          1,180,000        7,828,782
Hazlewood Foods PLC.........................................        United Kingdom            563,273          733,482
Lindt & Spruengli Chocolate Works Ltd. .....................         Switzerland               21,900       10,619,781
                                                                                                          ------------
                                                                                                            21,394,875
                                                                                                          ------------
GAS UTILITIES .9%
Gas Authority of India Ltd., GDR, 144A......................            India               1,280,500        8,643,375
                                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES .6%
*Medison Co. Ltd. ..........................................         South Korea              794,000        5,385,236
                                                                                                          ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH CARE PROVIDERS & SERVICES 2.0%
Apothekers Cooperatie OPG VA................................         Netherlands              180,000     $  4,536,807
Bergen Brunswig Corp., A....................................        United States             525,000        4,921,875
*Healthcare Services Group Inc. ............................        United States             212,750        1,077,047
*Quorum Health Group Inc. ..................................        United States             707,000        9,102,625
                                                                                                          ------------
                                                                                                            19,638,354
                                                                                                          ------------
HOTELS RESTAURANTS & LEISURE .5%
*Prime Hospitality Corp. ...................................        United States             492,000        5,104,500
                                                                                                          ------------
HOUSEHOLD DURABLES 2.2%
Bang & Olufsen Holding AS, B................................           Denmark                 71,800        2,688,289
Guangdong Kelon Electrical Holdings Ltd., H, 144A...........            China              11,152,000        3,681,920
*Schuler Homes Inc. ........................................        United States           1,005,000        7,568,906
+Techtronic Industries Co. Ltd. ............................          Hong Kong            29,104,621        7,649,978
                                                                                                          ------------
                                                                                                            21,589,093
                                                                                                          ------------
HOUSEHOLD PRODUCTS 1.8%
Alberto-Culver Co., A.......................................        United States             396,150        9,507,600
Dial Corp. .................................................        United States             772,800        7,921,200
                                                                                                          ------------
                                                                                                            17,428,800
                                                                                                          ------------
INDUSTRIAL CONGLOMERATES 1.1%
Aalberts Industries NV......................................         Netherlands              454,000       10,817,212
                                                                                                          ------------
INSURANCE 4.2%
Enhance Financial Services Group Inc. ......................        United States             290,000        4,567,500
Mutual Risk Management Ltd. ................................           Bermuda                990,485       21,047,806
Radian Group Inc. ..........................................        United States             260,000       16,152,500
                                                                                                          ------------
                                                                                                            41,767,806
                                                                                                          ------------
INTERNET SOFTWARE & SERVICES 3.1%
*Chinadotcom Corp., A.......................................          Hong Kong               110,300        1,944,038
*GoAmerica Inc. ............................................        United States             417,500        4,566,406
*Netease.com Inc., ADR......................................            China                 444,000        3,385,500
+*Pfsweb Inc. ..............................................        United States           1,023,851        2,815,590
*Preview Systems Inc. ......................................        United States             500,000        4,343,750
*Sohu.com Inc. .............................................            China                 810,570        6,180,596
*Vicinity Corp. ............................................        United States             658,300        7,323,588
                                                                                                          ------------
                                                                                                            30,559,468
                                                                                                          ------------
IT CONSULTING & SERVICES 1.9%
*Complete Business Solutions Inc. ..........................        United States             532,000        7,182,000
*Computer Horizons Corp. ...................................        United States             630,000        6,024,375
*Gartner Group Inc., B......................................        United States             500,000        5,625,000
                                                                                                          ------------
                                                                                                            18,831,375
                                                                                                          ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY 9.3%
Bucher Industries AG........................................         Switzerland                4,226     $  3,419,506
Draka Holding NV............................................         Netherlands              283,485       22,027,551
IHC Caland NV...............................................         Netherlands              256,600       13,345,573
METSO OYJ...................................................           Finland                381,600        4,613,940
SIG Schweiz Industrie-Gesellschaft Holding AG...............         Switzerland               19,800       13,282,947
Swisslog Holding AG.........................................         Switzerland               20,000       11,259,361
Wagon PLC...................................................        United Kingdom          2,577,400        7,031,216
Weir Group PLC..............................................        United Kingdom          5,023,412       16,444,802
                                                                                                          ------------
                                                                                                            91,424,896
                                                                                                          ------------
MARINE .7%
Sea Containers Ltd., A......................................        United Kingdom            233,600        6,657,600
                                                                                                          ------------
MEDIA 2.7%
*24/7 Media Inc. ...........................................        United States             260,000        3,753,750
Hollinger International Inc., A.............................        United States             694,280       11,368,835
*Scholastic Corp. ..........................................        United States             178,900       11,483,144
                                                                                                          ------------
                                                                                                            26,605,729
                                                                                                          ------------
METALS & MINING 1.0%
AK Steel Holding Corp. .....................................        United States             540,000        5,872,500
Century Aluminum Co. .......................................        United States             318,300        4,157,794
                                                                                                          ------------
                                                                                                            10,030,294
                                                                                                          ------------
MULTILINE RETAIL 1.8%
Hudsons Bay Co. ............................................            Canada                596,900        6,253,759
Matsuzakaya Co. Ltd. .......................................            Japan                 227,000          557,708
SA des Galeries Lafayette...................................            France                 55,400       11,013,016
                                                                                                          ------------
                                                                                                            17,824,483
                                                                                                          ------------
OIL & GAS 1.7%
*Canadian Natural Resources Ltd. ...........................            Canada                 73,421        2,404,538
Fletcher Challenge Energy Ltd. .............................         New Zealand            3,800,000       14,561,382
                                                                                                          ------------
                                                                                                            16,965,920
                                                                                                          ------------
PAPER & FOREST PRODUCTS 2.6%
Crown Van Gelder Papierfabrieken NV.........................         Netherlands              373,600        4,517,212
Hung Hing Printing Group Ltd. ..............................          Hong Kong            17,271,508        6,643,484
Metsa Serla OY, B...........................................           Finland                918,460        6,654,916
Munksjo AB..................................................            Sweden              1,300,000        8,059,132
                                                                                                          ------------
                                                                                                            25,874,744
                                                                                                          ------------
PHARMACEUTICALS .6%
*Skyepharma PLC.............................................        United Kingdom          4,616,871        5,844,055
                                                                                                          ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                       COUNTRY              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.6%
Inversiones y Representacion SA.............................          Argentina             3,117,914     $  7,578,047
Inversiones y Representacion SA, GDR........................          Argentina                39,048          956,676
Nagron Nationaal Grondbezit NV..............................         Netherlands              292,000        7,190,967
                                                                                                          ------------
                                                                                                            15,725,690
                                                                                                          ------------
ROAD & RAIL 1.3%
Seino Transportation Co. Ltd. ..............................            Japan               1,487,000        7,906,311
Stagecoach Holdings PLC.....................................        United Kingdom          4,000,000        4,292,095
*Transportes Azkar SA.......................................            Spain                   8,133           65,075
                                                                                                          ------------
                                                                                                            12,263,481
                                                                                                          ------------
SOFTWARE .3%
*Synquest Inc. .............................................        United States             400,000        3,137,500
                                                                                                          ------------
SPECIALTY RETAIL 6.3%
Danske Traelast AS..........................................           Denmark                107,000       12,758,676
Dickson Concepts International Ltd. ........................          Hong Kong             5,500,000        4,901,081
Giordano International Ltd. ................................          Hong Kong            50,497,348       27,517,050
+*Goodys Family Clothing Inc. ..............................        United States           2,065,100        9,486,553
Lex Service PLC.............................................        United Kingdom          1,296,000        7,665,013
                                                                                                          ------------
                                                                                                            62,328,373
                                                                                                          ------------
TEXTILES & APPAREL 3.1%
Fountain Set Holdings Ltd. .................................          Hong Kong            12,830,000        1,365,366
Li & Fung Ltd. .............................................          Hong Kong             6,574,500       28,660,649
                                                                                                          ------------
                                                                                                            30,026,015
                                                                                                          ------------
TRADING COMPANIES & DISTRIBUTORS 2.2%
Internatio-Muller NV........................................         Netherlands              628,092       11,168,065
Samsung Corp. ..............................................         South Korea            1,200,000       10,877,114
                                                                                                          ------------
                                                                                                            22,045,179
                                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES .7%
*Millicom International Cellular SA.........................          Luxembourg              150,000        6,628,125
                                                                                                          ------------
TOTAL COMMON STOCKS (COST $675,377,570).....................                                               809,775,225
                                                                                                          ------------
PREFERRED STOCKS 2.6%
*Celular CRT Participacoes SA, A, pfd. .....................            Brazil             10,249,900        4,844,690
*Companhia Riograndense de Telecom, A, pfd. ................            Brazil              8,715,900        3,784,315
Fertilizantes Fosfatados SA, pfd. ..........................            Brazil            837,400,000        2,738,406
Hugo Boss AG, pfd. .........................................           Germany                 66,000       14,082,504
                                                                                                          ------------
TOTAL PREFERRED STOCKS (COST $17,755,071)...................                                                25,449,915
                                                                                                          ------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $693,132,641).............................................                                               835,225,140
                                                                                                          ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2000 (CONT.)

                                                                                           PRINCIPAL
                                                                       COUNTRY             AMOUNT**          VALUE
----------------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENT (COST $94,697,000) 9.6%
Paribas Corp., 6.62%, 9/01/00 (Maturity Value $94,714,414)
  Collateralized by U.S. Treasury Notes and Bonds...........        United States         $94,697,000     $ 94,697,000
                                                                                                          ------------
TOTAL INVESTMENTS (COST $787,829,641) 94.5%.................                                               929,922,140
OTHER ASSETS, LESS LIABILITIES 5.5%.........................                                                54,343,598
                                                                                                          ------------
TOTAL NET ASSETS 100.0%.....................................                                              $984,265,738
                                                                                                          ============

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at August 31, 2000 were $39,938,529.
(a)At August 31, 2000, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2000


Assets:
 Investments in securities, at value (cost $693,132,641)....    $835,225,140
 Repurchase agreement, at value and cost....................      94,697,000
 Cash.......................................................         134,108
 Receivables:
  Investment securities sold................................       7,022,673
  Capital shares sold.......................................      55,747,429
  Dividends and interest....................................       4,236,088
                                                                ------------
      Total assets..........................................     997,062,438
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       8,791,626
  Capital shares redeemed...................................       2,332,615
  To affiliates.............................................       1,009,432
 Deferred tax liability (Note 1e)...........................         263,125
 Accrued expenses...........................................         399,902
                                                                ------------
      Total liabilities.....................................      12,796,700
                                                                ------------
Net assets, at value........................................    $984,265,738
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $ 13,059,255
 Net unrealized appreciation................................     141,829,374
 Accumulated net realized gain..............................      38,739,610
 Capital shares.............................................     790,637,499
                                                                ------------
Net assets, at value........................................    $984,265,738
                                                                ============
CLASS A:
 Net asset value per share ($952,784,011 / 130,565,572
   shares outstanding)......................................           $7.30
                                                                ============
 Maximum offering price per share ($7.30 / 94.25%)..........           $7.75
                                                                ============
CLASS B:
 Net asset value and maximum offering price per share
  ($519,260 / 72,109 shares outstanding)*...................           $7.20
                                                                ============
CLASS C:
 Net asset value per share ($20,728,634 / 2,881,427 shares
  outstanding)*.............................................           $7.19
                                                                ============
 Maximum offering price per share ($7.19 / 99.00%)..........           $7.26
                                                                ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($10,233,833 / 1,399,791 shares outstanding)..............           $7.31
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
22

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2000

Investment Income:
 (net of foreign taxes of $2,406,074)
 Dividends..................................................    $26,331,656
 Interest...................................................      4,262,055
                                                                -----------
      Total investment income...............................                   $30,593,711
Expenses:
 Management fees (Note 3)...................................      7,735,090
 Administrative fees (Note 3)...............................      1,306,347
 Distribution fees (Note 3)
  Class A...................................................      2,499,572
  Class B...................................................          3,250
  Class C...................................................        248,171
 Transfer agent fees (Note 3)...............................      1,592,500
 Custodian fees.............................................        383,300
 Reports to shareholders....................................        229,200
 Registration and filing fees...............................         90,300
 Professional fees..........................................         82,200
 Directors fees and expenses................................        109,900
 Other......................................................          3,102
                                                                -----------
      Total expenses........................................                    14,282,932
                                                                               -----------
            Net investment income...........................                    16,310,779
                                                                               -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     44,557,594
  Foreign currency transactions.............................       (886,547)
                                                                -----------
      Net realized gain.....................................                    43,671,047
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     28,271,165
  Deferred taxes (Note 1e)..................................       (263,125)
                                                                -----------
      Net unrealized appreciation...........................                    28,008,040
                                                                               -----------
Net realized and unrealized gain............................                    71,679,087
                                                                               -----------
Net increase in net assets resulting from operations........                   $87,989,866
                                                                               ===========

                       See Notes to Financial Statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2000 AND 1999

                                                                     2000                 1999
                                                                -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   16,310,779       $   23,035,583
  Net realized gain from investments and foreign currency
   transactions.............................................        43,671,047           53,185,618
  Net unrealized appreciation on investments and deferred
   taxes....................................................        28,008,040           66,279,167
                                                                -----------------------------------
    Net increase in net assets resulting from operations....        87,989,866          142,500,368

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (24,567,426)         (20,124,664)
   Class B..................................................            (4,026)                  --
   Class C..................................................          (334,497)            (381,690)
   Advisor Class............................................          (167,074)            (115,538)
  Net realized gains:
   Class A..................................................       (56,072,249)         (32,018,770)
   Class B..................................................           (10,395)                  --
   Class C..................................................        (1,514,644)            (996,475)
   Advisor Class............................................          (328,140)            (162,672)
                                                                -----------------------------------
 Total distributions to shareholders........................       (82,998,451)         (53,799,809)

 Capital share transactions (Note 2):
   Class A..................................................      (112,391,262)        (301,306,911)
   Class B..................................................           284,167              216,176
   Class C..................................................        (8,468,081)         (10,984,426)
   Advisor Class............................................         3,881,826           (1,442,718)
                                                                -----------------------------------
 Total capital share transactions...........................      (116,693,350)        (313,517,879)
    Net decrease in net assets..............................      (111,701,935)        (224,817,320)

Net assets:
 Beginning of year..........................................     1,095,967,673        1,320,784,993
                                                                -----------------------------------
 End of year................................................    $  984,265,738       $1,095,967,673
                                                                ===================================

Undistributed net investment income included in net assets:
 End of year................................................    $   13,059,255       $   21,774,665
                                                                ===================================

                       See Notes to Financial Statements.
 24

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At August 31, 2000, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   648,287,682    $ 4,625,765,024          185,542,788    $ 1,308,691,167
Shares issued on reinvestment of distributions....    10,545,804         69,941,217            7,007,145         45,476,057
Shares redeemed...................................  (671,505,503)    (4,808,097,503)        (234,204,372)    (1,655,474,135)
                                                    -----------------------------------------------------------------------
Net decrease......................................   (12,672,017)   $  (112,391,262)         (41,654,439)   $  (301,306,911)
                                                    =======================================================================

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                              YEAR ENDED                             PERIOD ENDED
                                                            AUGUST 31, 2000                        AUGUST 31, 1999*
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................       124,024    $       871,758               29,870    $       216,176
Shares issued on reinvestment of distributions....         2,187             14,422                   --                 --
Shares redeemed...................................       (83,972)          (602,013)                  --                 --
                                                    -----------------------------------------------------------------------
Net increase......................................        42,239    $       284,167               29,870    $       216,176
                                                    =======================================================================

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     4,746,433    $    33,310,308            1,311,746    $     8,857,268
Shares issued on reinvestment of distributions....       245,032          1,609,170              187,059          1,199,047
Shares redeemed...................................    (6,171,879)       (43,387,559)          (3,082,452)       (21,040,741)
                                                    -----------------------------------------------------------------------
Net decrease......................................    (1,180,414)   $    (8,468,081)          (1,583,647)   $   (10,984,426)
                                                    =======================================================================

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.......................................     3,149,686    $    22,532,444            2,435,651    $    17,892,494
Shares issued on reinvestment of distributions....        73,990            491,828               41,939            272,183
Shares redeemed...................................    (2,663,832)       (19,142,446)          (2,677,179)       (19,607,395)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................       559,844    $     3,881,826             (199,589)   $    (1,442,718)
                                                    =======================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays monthly an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2000, unreimbursed costs were $632,518. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $83,563 and $66,805, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At August 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $787,994,643 was as follows:

Unrealized appreciation.....................................  $231,593,564
Unrealized depreciation.....................................   (89,666,067)
                                                              ------------
Net unrealized appreciation.................................  $141,927,497
                                                              ============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31, on the sale of foreign currencies.

At August 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 1999 of $933,381. For tax purposes, such losses will be reflected in the year ending August 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2000 aggregated $260,779,886 and $604,214,865, respectively.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Smaller Companies Fund, Inc (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years ending August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 29, 2000

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $22,475,970 as a capital gain dividend for the fiscal year ended August 31, 2000.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 6.44% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2000.

At August 31, 2000, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on October 19, 2000.

                                                                      CLASS A                               CLASS B
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
                       COUNTRY                           PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina............................................       $0.0000            $0.0012            $0.0000            $0.0009
Austria..............................................        0.0003             0.0013             0.0003             0.0010
Bermuda..............................................        0.0000             0.0066             0.0000             0.0054
Brazil...............................................        0.0012             0.0086             0.0012             0.0070
Canada...............................................        0.0007             0.0035             0.0007             0.0029
China................................................        0.0000             0.0048             0.0000             0.0039
Denmark..............................................        0.0003             0.0014             0.0003             0.0011
Egypt................................................        0.0000             0.0021             0.0000             0.0017
Finland..............................................        0.0006             0.0032             0.0006             0.0026
France...............................................        0.0002             0.0011             0.0002             0.0009
Germany..............................................        0.0003             0.0019             0.0003             0.0015
Hong Kong............................................        0.0000             0.0265             0.0000             0.0218
India................................................        0.0000             0.0066             0.0000             0.0055
Japan................................................        0.0005             0.0026             0.0005             0.0022
Mexico...............................................        0.0002             0.0018             0.0002             0.0015
Netherlands..........................................        0.0047             0.0232             0.0047             0.0191
New Zealand..........................................        0.0007             0.0031             0.0007             0.0025
Norway...............................................        0.0006             0.0034             0.0006             0.0028
Poland...............................................        0.0001             0.0004             0.0001             0.0003
Portugal.............................................        0.0002             0.0008             0.0002             0.0007
South Africa.........................................        0.0000             0.0047             0.0000             0.0039
Spain................................................        0.0012             0.0059             0.0012             0.0048
Sweden...............................................        0.0006             0.0031             0.0006             0.0026
Switzerland..........................................        0.0009             0.0046             0.0009             0.0038
United Kingdom.......................................        0.0047             0.0352             0.0047             0.0289
                                                         ------------------------------------------------------------------------
TOTAL................................................       $0.0180            $0.1576            $0.0180            $0.1293
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Tax Designation (continued)

                                                                      CLASS C                            ADVISOR CLASS
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
                       COUNTRY                           PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina............................................       $0.0000            $0.0009            $0.0000            $0.0012
Austria..............................................        0.0003             0.0010             0.0003             0.0013
Bermuda..............................................        0.0000             0.0052             0.0000             0.0070
Brazil...............................................        0.0012             0.0068             0.0012             0.0091
Canada...............................................        0.0007             0.0028             0.0007             0.0037
China................................................        0.0000             0.0038             0.0000             0.0051
Denmark..............................................        0.0003             0.0011             0.0003             0.0014
Egypt................................................        0.0000             0.0017             0.0000             0.0022
Finland..............................................        0.0006             0.0025             0.0006             0.0034
France...............................................        0.0002             0.0009             0.0002             0.0012
Germany..............................................        0.0003             0.0015             0.0003             0.0020
Hong Kong............................................        0.0000             0.0210             0.0000             0.0282
India................................................        0.0000             0.0053             0.0000             0.0071
Japan................................................        0.0005             0.0021             0.0005             0.0028
Mexico...............................................        0.0002             0.0014             0.0002             0.0019
Netherlands..........................................        0.0047             0.0184             0.0047             0.0247
New Zealand..........................................        0.0007             0.0024             0.0007             0.0033
Norway...............................................        0.0006             0.0027             0.0006             0.0036
Poland...............................................        0.0001             0.0003             0.0001             0.0004
Portugal.............................................        0.0002             0.0007             0.0002             0.0009
South Africa.........................................        0.0000             0.0037             0.0000             0.0050
Spain................................................        0.0012             0.0047             0.0012             0.0063
Sweden...............................................        0.0006             0.0025             0.0006             0.0033
Switzerland..........................................        0.0009             0.0036             0.0009             0.0049
United Kingdom.......................................        0.0047             0.0278             0.0047             0.0374
                                                         ------------------------------------------------------------------------
TOTAL................................................       $0.0180            $0.1248            $0.0180            $0.1674
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------

In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

[FRANKLIN TEMPLETON LOGO]
FRANKLIN (R) TEMPLETON (R) INVESTMENTS




ANNUAL REPORT

AUDITORS
PricewaterhouseCoopers L.L.P.
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

103 A00 10/00                        [RECYCLE SYMBOL] Printed on recycled paper